DERIVATIVES AND HEDGING	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING
NOTE 9:-	DERIVATIVES AND HEDGING

The Company uses derivative instruments primarily to manage exposures to foreign currency exchange rate and to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The fair values of derivative instruments and the line items to which they were recorded are summarized as follows:

		June 30,	December 31,
	Balance sheet line item	2026	2025
		(Unaudited)
Derivatives designated as hedging instruments:
Foreign exchange contracts	Prepaid expenses and other current assets	$12,024	$20,168
		12,024	20,168
Derivatives not designated as hedging instruments:
		-	-
Total		$12,024	$20,168

The effect of derivative instruments on cash flow hedging, as well as the effect of instruments not designated as hedge and the relationship between income and other comprehensive income (loss) for the six months ended June 30, 2026 (unaudited) and June 30, 2025 (unaudited) are summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income (Loss) on Effective- Portion of Derivative, net		Realized gains on Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Amount Excluded from Effectiveness Testing Recognized in Income (Loss)
	Six months ended June 30		Six months ended June 30		Six months ended June 30
	2026	2025	2026	2025	2026	2025
	(Unaudited)
Derivatives designated as hedging instruments:
Foreign exchange contracts	$12,024	$24,004	$21,811	$4,163	$(1,719)	$(182)
Total	$12,024	$24,004	$21,811	$4,163	$(1,719)	$(182)

(*) Classified in operating expenses in the condensed consolidated statements of operations.

	Gain (Loss) Recognized in Other Comprehensive Income (Loss) on Effective- Portion of Derivative, net		Realized gains on Derivative Reclassified from Accumulated Other Comprehensive Income		Amount Excluded from Effectiveness Testing Recognized in Income (Loss)
	Six months ended June 30		Six months ended June 30		Six months ended June 30
	2026	2025	2026	2025	2026	2025
(Unaudited)
Derivatives not designated as hedging instruments:
Foreign exchange contracts	-	-	-	-	-	-
Total	$-	$-	$-	$-	$-	$-

The notional amounts of the outstanding derivatives are summarized as follows:

	June 30, 2026	December 31, 2025
	(Unaudited)
Derivatives designated as hedging instruments:
Foreign exchange contracts:
NIS	$195,769	$188,088
Total	$195,769	$188,088